Taxation - Reconciliation of Total Tax (Benefit) Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Continuing operations
Income tax expense/(benefit) at PRC statutory rate (based on statutory tax rate applicable to enterprises in Shenzhen, China)	$ (6,310)	$ (438)	$ 7,211
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	2,145	2,400	(838)
Non-deductible expenses	12	14	714
Effect of Super Deduction available to Shenzhen Xunlei	(901)		(1,365)
Effect of tax holiday	1,430	(369)	(4,613)
Change in valuation allowance of deferred tax assets	6,396	4,750	291
Effect on deferred tax assets due to change in tax rates		(8)	(103)
Outside basis difference arising from VIE and its subsidiaries in the PRC	(5,743)	(2,174)	478
Expiration of tax loss	90	290	51
Others	1,617	(5,351)	(1,363)
Income tax expense/ (benefit)	$ (1,264)	$ (886)	$ 463